Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment
Movements in prepayments on flight equipment during the years ended December 31, 2019 and 2018 were as follows:

	Year Ended December 31,
	2019	2018
Prepayments on flight equipment at beginning of period	$3,024,520	$2,930,303
Prepayments made during the period	1,329,110	1,811,917
Interest paid and capitalized during the period	97,327	101,755
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,496,479)	(1,819,455)
Prepayments on flight equipment at end of period	$2,954,478	$3,024,520

Schedule of unrecorded contractual commitments for purchase of fight equipment
The following table presents our contractual commitments for the purchase of flight equipment as of December 31, 2019, as adjusted to reflect the developments described in footnotes (a) and (b) below:

	2020	2021	2022	2023	2024	Thereafter	Total
Purchase obligations (a) (b)	$3,470,502	$4,351,839	$2,992,145	$2,651,197	$1,807,081	$1,270,782	$16,543,546

(a)
As of December 31, 2019, we had commitments to purchase 297 aircraft and two purchase and leaseback transactions. In February 2020, we exercised an option to purchase an additional 50 Airbus A320neo Family aircraft from Airbus, with deliveries beginning in 2024. These commitments are included in the table above. The timing of payments is based on our estimates of expected delivery dates.

(b)
In February 2020, we entered into an agreement with Boeing to reschedule the delivery positions of a portion of our Boeing 737 MAX aircraft on order to later dates. These revised delivery positions are reflected in the table above. The delivery positions of our Boeing 737 MAX aircraft are based on our best estimates and incorporate the information currently available to us. Our estimates may be different from the actual delivery dates, and will depend on when the Boeing 737 MAX returns to service and the speed at which Boeing is able to deliver our aircraft on order to us.